THE ALGER INSTITUTIONAL FUNDS
360 Park Avenue South
New York, New York  10010

December 22, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Institutional Funds (File Nos.: 811-7986, 33-68124)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Institutional Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 49 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to add Class T and Class Y Shares to certain series of the Trust.

We note that the Amendment does not yet incorporates certain Staff comments that Fred Alger Management, Inc. has received recently in connection with the filing of the prospectus and statement of additional information for The Alger Funds II.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Trust’s independent registered public accounting firm, to reflect the Staff comments that Fred Alger Management, Inc. has recently received, and to make certain other revisions.

Should members of the Staff have any questions or comments regarding the Amendment, please call me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.

Christopher E. Ullman, Esq.